Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Mar. 20, 2019
Document And Entity Information
Entity Registrant Name	InflaRx N.V.
Entity Central Index Key	0001708688
Document Type	20-F/A
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) amends the Annual Report on Form 20-F for the year ended December 31, 2018 of InflaRx N.V. (the “Company,” “we,” “our” or “us”), as originally filed with the U.S. Securities and Exchange Commission on March 28, 2019 (the “Original Annual Report”). We are filing this Amendment solely to (i) change the date of the Report of Independent Registered Accounting Firm (the “Accountants’ Report”) on page F-2 hereof to March 26, 2018 (from March 28, 2019); (ii) revise the penultimate sentence of Item 1 in Note 4(g) to our audited annual consolidated financial statements, appearing on page F-20, to read as follows: “The financial statements were authorized for issue by management on March 26, 2019.”; and (iii) in the Consolidated Statements of Cash Flows on page F-6, amend (x) the line item for “other non-cash adjustments” to read “421” instead of “(83)” and (y) the line item for “Interest received” to read “1,679” instead of “504.” This Amendment does not reflect events occurring after the filing of the Original Annual Report and does not modify, update or restate the disclosure therein in any way other than to reflect the amendments described above. No other changes have been made in the Original Annual Report. The filing of this Amendment should not be understood to mean that any statements contained herein are true or complete as of any date subsequent to the date of filing of the Original Annual Report. The exhibits to this Amendment include updated certificates in Exhibits 12.1, 12.2, 13.1 and 13.2, in each case to reflect the date of this Amendment.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	Yes
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		25,964,379
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018